Cover	Dec. 13, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2021
Entity File Number	001-35385
Entity Registrant Name	Sterling Bancorp
Entity Central Index Key	0001070154
Entity Tax Identification Number	80-0091851
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Two Blue Hill Plaza
Entity Address, Address Line Two	Second Floor
Entity Address, City or Town	Pearl River
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10965
City Area Code	845
Local Phone Number	369-8040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false